Share Capital - Additional Information (Detail) - CAD ($) $ in Millions			12 Months Ended
	Nov. 13, 2018	Nov. 11, 2018	Dec. 31, 2018	Dec. 31, 2017
Disclosure of classes of share capital [abstract]
Description on par value of share			Common shares, with no par value
Repurchase of common shares	2,278,747	2,273,879
Shares Repurchased for cancellation			2,470,560	465,713
Shares repurchased for cancellation			$ 76.7	$ 14.4
Reduction in share capital			19.1	3.6
Reduction in share capital and contributed surplus accounts			0.5	0.0
Charges to retained earnings			57.1	10.8
Share-based compensation expense			5.3	9.5
Expense related to fair value of options granted			5.6	4.9
Expense related to amortization of fair value of options granted			0.3	4.6
Dividends declared included in trade and other payables			$ 15.4	$ 14.3